ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expense consists of the following amounts:

	December 31, 2022	December 31, 2021

Accounts payable	$1,735,764	$1,927,749
Accrued expenses	775,100	1,164,974
	$2,510,864	$3,092,723

	December 31, 2022	December 31, 2021

Accounts payable – related party	$332,432	$403,423